Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	REBUS HOLDINGS, INC.
Entity Central Index Key	0001421204
Entity Tax Identification Number	20-0438951
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2629 Townsgate Road
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	818
Local Phone Number	597-7552
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false